Employee Benefit Plans - Employee Savings Plan for U.S. Employees (Details) - 401(k) plans - USD ($) $ in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Defined Contribution Plan Disclosure [Line Items]
Maximum annual contributions per employee (in hundredths)	75.00%
Maximum employer matching contribution, percent of employees' eligible earnings (in hundredths)	5.00%
Defined contribution plan contribution expense	$ 54	$ 55	$ 44